Commitments - Summary of Authorized Investments (Detail) $ in Thousands	Dec. 31, 2017 MXN ($)
Commitments [Line Items]
Total authorised investments	$ 5,478,614
Not later than 1 year [Member]
Commitments [Line Items]
Total authorised investments	1,412,232
Later than one year and not later than two years [Member]
Commitments [Line Items]
Total authorised investments	1,842,569
Later than two years and not later than three years [Member]
Commitments [Line Items]
Total authorised investments	1,157,684
Later than three years and not later than four years [Member]
Commitments [Line Items]
Total authorised investments	759,337
Later than four years and not later than five years [Member]
Commitments [Line Items]
Total authorised investments	$ 306,792